UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  8/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2012 (Unaudited)

DWS Health Care Fund
	Shares	Value ($)
Common Stocks 97.1%
Health Care 97.1%
Biotechnology 24.8%
Acorda Therapeutics, Inc.*	25,214	576,140
Alexion Pharmaceuticals, Inc.*	36,788	3,944,042
Alkermes PLC*	102,436	1,879,701
Amarin Corp. PLC (ADR)* (a)	52,930	724,612
Amgen, Inc.	86,773	7,281,990
ARIAD Pharmaceuticals, Inc.*	50,788	1,044,201
ArQule, Inc.*	48,403	253,632
Biogen Idec, Inc.*	28,048	4,111,556
BioMarin Pharmaceutical, Inc.* (a)	66,958	2,500,212
Celgene Corp.*	50,206	3,616,840
Cubist Pharmaceuticals, Inc.*	7,102	328,112
Exelixis, Inc.* (a)	40,521	179,508
Gilead Sciences, Inc.*	85,185	4,914,323
Idenix Pharmaceuticals, Inc.*	67,897	383,618
ImmunoGen, Inc.* (a)	49,842	717,226
Immunomedics, Inc.* (a)	78,415	264,259
Incyte Corp.* (a)	120,034	2,401,880
Lexicon Pharmaceuticals, Inc.* (a)	88,067	197,270
Medivation, Inc.*	13,180	1,382,055
Neurocrine Biosciences, Inc.*	67,778	500,202
Onyx Pharmaceuticals, Inc.*	18,246	1,312,252
Pharmacyclics, Inc.* (a)	8,455	565,809
Regeneron Pharmaceuticals, Inc.* (a)	10,335	1,530,097
Theravance, Inc.* (a)	10,275	274,034
United Therapeutics Corp.*	25,277	1,367,991
Vertex Pharmaceuticals, Inc.*	53,024	2,827,770

		45,079,332
Health Care Equipment & Supplies 0.1%
Unilife Corp.* (a)	64,206	191,976

Health Care Providers & Services 2.1%
AmerisourceBergen Corp. (a)	47,573	1,832,512
Catamaran Corp.*	17,174	1,496,714
Universal Health Services, Inc. "B"	12,417	496,059

		3,825,285
Health Care Services 17.3%
Aetna, Inc.	52,376	2,011,762
Cardinal Health, Inc.	41,019	1,622,301
Centene Corp.* (a)	36,986	1,502,001
Cerner Corp.* (a)	18,929	1,384,467
CIGNA Corp.	39,331	1,800,180
CVS Caremark Corp.	35,494	1,616,752
DaVita, Inc.*	11,714	1,139,421
Express Scripts Holding Co.*	59,279	3,712,051
Fresenius Medical Care AG & Co. KGaA	12,743	918,081
Humana, Inc.	18,264	1,279,941
Laboratory Corp. of America Holdings*	10,122	890,230
McKesson Corp.	38,470	3,351,122
Quest Diagnostics, Inc.	25,178	1,522,514
UnitedHealth Group, Inc.	113,006	6,136,226
WellCare Health Plans, Inc.*	22,296	1,263,960
WellPoint, Inc.	20,891	1,250,744

		31,401,753
Life Sciences Tools & Services 3.3%
Illumina, Inc.*	14,236	599,051
Life Technologies Corp.*	39,506	1,884,831
Thermo Fisher Scientific, Inc.	40,907	2,346,017
Waters Corp.*	13,531	1,085,051

		5,914,950
Medical Supply & Specialty 14.0%
ABIOMED, Inc.* (a)	32,972	736,265
Accuray, Inc.* (a)	81,469	499,405
AtriCure, Inc.*	81,818	571,090
Baxter International, Inc.	64,322	3,774,415
CareFusion Corp.*	36,937	970,335
CONMED Corp.	61,201	1,653,651
Covidien PLC	60,620	3,397,751
Hologic, Inc.*	25,976	509,909
Insulet Corp.*	10,102	211,839
Intuitive Surgical, Inc.*	1,682	827,191
MAKO Surgical Corp.* (a)	21,224	349,771
Medtronic, Inc.	89,656	3,645,413
Orthofix International NV*	8,826	373,516
St. Jude Medical, Inc.	40,028	1,511,457
Stryker Corp.	39,031	2,078,791
Thoratec Corp.*	20,424	692,169
Volcano Corp.*	55,131	1,559,105
Zimmer Holdings, Inc.	32,153	1,986,412

		25,348,485
Pharmaceuticals 35.5%
Abbott Laboratories	92,599	6,068,938
Achillion Pharmaceuticals, Inc.* (a)	57,787	406,243
Allergan, Inc.	31,096	2,678,298
Auxilium Pharmaceuticals, Inc.*	45,411	1,058,076
Bristol-Myers Squibb Co.	118,146	3,899,999
DepoMed, Inc.*	134,468	711,336
Elan Corp. PLC (ADR)*	84,557	960,568
Eli Lilly & Co.	74,618	3,351,094
Endo Health Solutions, Inc.*	37,674	1,198,787
Forest Laboratories, Inc.*	53,672	1,861,882
Impax Laboratories, Inc.*	34,808	823,905
Ironwood Pharmaceuticals, Inc. "A"*	17,171	215,153
Johnson & Johnson (a)	79,387	5,353,065
Merck & Co., Inc.	159,512	6,866,992
Mylan, Inc.*	95,764	2,257,157
Nektar Therapeutics* (a)	101,676	872,380
Novartis AG (Registered)	30,013	1,767,607
Optimer Pharmaceuticals, Inc.* (a)	56,549	849,931
Pacira Pharmaceuticals, Inc.*	52,041	945,065
Pfizer, Inc.	372,781	8,894,555
Questcor Pharmaceuticals, Inc.* (a)	6,100	264,984
Roche Holding AG (Genusschein)	12,479	2,270,355
Salix Pharmaceuticals Ltd.*	29,912	1,314,932
Sanofi (ADR)	82,259	3,368,506
Shire PLC (ADR)	18,352	1,661,590
Teva Pharmaceutical Industries Ltd. (ADR)	26,476	1,047,920
Valeant Pharmaceuticals International, Inc.*	23,704	1,215,304
VIVUS, Inc.* (a)	16,316	349,978
Warner Chilcott PLC "A"	72,461	986,919
Watson Pharmaceuticals, Inc.*	10,396	845,715
XenoPort, Inc.*	18,292	170,481

		64,537,715

Total Common Stocks (Cost $114,818,618)		176,299,496
Securities Lending Collateral 12.1%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $22,038,369)	22,038,369	22,038,369
Cash Equivalents 3.0%
Central Cash Management Fund, 0.14% (b) (Cost $5,473,878)	5,473,878	5,473,878

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $142,330,865) †	112.2	203,811,743
Other Assets and Liabilities, Net	(12.2)	(22,150,839)

Net Assets	100.0	181,660,904

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $142,828,429.  At August 31, 2012, net unrealized appreciation for all securities based on tax cost was $60,983,314.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $63,910,981 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,927,667.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2012 amounted to $21,569,626, which is 11.9% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$45,079,332	$—	$—	$45,079,332
Health Care Equipment & Supplies	191,976	—	—	191,976
Health Care Providers & Services	3,825,285	—	—	3,825,285
Health Care Services	30,483,672	918,081	—	31,401,753
Life Sciences Tools & Services	5,914,950	—	—	5,914,950
Medical Supply & Specialty	25,348,485	—	—	25,348,485
Pharmaceuticals	60,499,753	4,037,962	—	64,537,715
Short-Term Investments(d)	27,512,247	—	—	27,512,247
Total	$198,855,700	$4,956,043	$—	$203,811,743

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended August 31, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	October 24, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 24, 2012